Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
REVENUE		$ 8,295,755	$ 8,688,208
COST OF REVENUE		4,338,415	4,822,856
GROSS PROFIT		3,957,340	3,865,352
OPERATING EXPENSES
Selling expenses		3,255,230	2,817,128
General and administrative expenses		1,484,017	2,238,769
Total operating expenses		4,739,247	5,055,897
LOSS FROM OPERATIONS		(781,907)	(1,190,545)
OTHER (EXPENSE) INCOME
Interest (expense) income, net		(114,031)	(78,343)
Other expense, net		(37,404)	(76,487)
Investment income from long-term debt investments		1,804,232	359,014
Total other income, net		1,652,797	204,184
PROFIT (LOSS) BEFORE INCOME TAX EXPENSE		870,890	(986,361)
INCOME TAX EXPENSE		(21,963)	(62,432)
NET INCOME (LOSS)		848,927	(1,048,793)
Foreign currency translation gain		530,466	257,368
TOTAL COMPREHENSIVE INCOME (LOSS)		$ 1,379,393	$ (791,425)
Earnings (loss) per ordinary share - basic		$ 0.64	$ (286.93)
Earnings (loss) per ordinary share - diluted		$ 0.64	$ (286.93)
Weighted average shares - basic	[1]	1,323,063	3,655
Weighted average shares - diluted	[1]	1,323,063	3,655

[1]	Retrospectively restated to reflect the effects of the reverse share split on August 18, 2025 and May 7, 2026 (see Note 13).